Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right of Use Assets and Lease Liabilities

Below shows the movements of Right-of-use assets and lease liabilities presented in the consolidated statements of financial position:

	Right-of-use assets	Lease liabilities
	USD’000	USD’000
As of 1/1/2024	186	216
Depreciation expense	(17)	—
Interest expense	—	13
Payment	—	(28)
Exchange adjustments	(5)	(5)

As of 31/12/2024	164	196
Depreciation expense	(19)	—
Interest expense	—	12
Payment	—	(29)
Exchange adjustments	6	8
As of 31/12/2025	151	187

Schedule of Lease Liabilities

The lease liabilities based on their maturity are as follows:

	As of December 31,
	2024	2025
	USD’000	USD’000
Analyzed into:
Within one year	17	19
In the second to fifth year, inclusive	63	56
Over fifth year	116	112
	196	187